Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash	$ 10,147	$ 372		$ 2,137
Restricted cash included within prepaid expenses and other current assets	100	100		100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$ 10,365	$ 590	$ 300	$ 2,237	$ 420